Provision for Employee Benefits - Schedule of Employee Benefits Obligations (Details) - Jubilee Plan - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligations	€ 2,716	€ 2,374
Fair value of plan assets	0	0
Net defined liability recognized	€ 2,716	€ 2,374	€ 2,480